Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 988,881	¥ 1,549,483
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	1,008,083	1,075,591
Assets Needed for Immediate Settlement, Aggregate Fair Value	151,000	0
Mizuho Financial Group, Inc.
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 989,000	¥ 1,549,000